Leases - Schedule of Maturities of Lease Liabilities (Details)	Dec. 31, 2025 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 2,048,002
2027	590,926
2028	302,651
2029	0
2030	0
Thereafter	0
Total lease payments	2,941,579
Less imputed interest	137,330
Total	2,804,249
Current portion of lease liabilities	1,977,211
Non current portion of lease liabilities	827,038
Total	$ 2,804,249